Convertible Debentures (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2020
Related Party Transactions [Abstract]
Accrued interest expense	$ 157,844	$ 80,490	$ 207,726	$ 722,330
Coupon interest on the debenture	$ 51,887	$ 50,628	$ 154,535	$ 151,334